Note 16 - Investments Accounted for Using The Equity Method	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
16.	Investments accounted for using the equity method

		As at June 30			As at March 31
(US dollars in thousands)	% Owned	2021	2020	2019	2019
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	8,225	-	-
Total		-	8,225	-	-

In April 2017, the Company entered into a 50% joint venture with an early-stage solar development company, Innovative Solar Systems, LLC, to develop a diversified portfolio of 38 utility-scale solar projects in 9 different states, representing a total electricity generating capacity of approximately 1.8 gigawatts, through an investment entity called Caret, LLC (formerly Innovative Solar Ventures I, LLC) (the “ISS Joint Venture”).

Under the terms of the ISS Joint Venture, the Company committed to invest $14.1 million in the ISS Joint Venture for its 50% equity interest, after reducing the commitment by $0.8 million in potential brokerage commissions that have not been required and which have been credited towards the Company’s commitment. The $14.1 million commitment was allocated to each of the projects based on monthly capital contributions determined with reference to completion of specific project development milestones under an approved development budget for the ISS Joint Venture. To June 29, 2021, the Company contributed $13.1 million of the $14.1 million commitment to the ISS Joint Venture, leaving a remaining capital commitment at June 30, 2021, of $1.1 million, which was recorded in trade and other payables. 20 projects within the portfolio were discontinued in the year ended June 30, 2021, resulting in a write off of capitalized costs of $7.0 million related to those projects, as shown in Note 5.

The joint venture was accounted for as an investment under the equity method at March 31, 2018. During the year ended March 31, 2019, the Company made the decision to sell its portfolio of solar projects held within the ISS Joint Venture, and the Joint Venture assets were reclassified as assets held for sale. In the year ended June 30, 2020, sale of the entire portfolio was not successful, and the Company commenced a process to take control of the portfolio from the Joint Venture partner, which was expected to result in a slower project realization timeframe. Accordingly, the portion of the investment that was expected to be realized in near term sales within 12 months remained in assets held for sale, whereas the remainder of the portfolio was reclassified back to investments accounted for under the equity method.

On June 30, 2021, the Company acquired the remaining 50% of Caret, LLC from Innovative Solar Systems, LLC, for a consideration of $1. Accordingly, the book value of $8.1 million of the investments accounted for using the equity method have been derecognized upon acquisition, and the fair value of 100% of the consolidated capitalized project development costs recorded as an intangible asset upon acquisition, as detailed in Note 12b.